OTHER LONG-TERM LIABILITIES - Expected Benefit Payments (Details) € in Thousands	Dec. 31, 2022 EUR (€)
Defined Benefit Retirement Indemnity Plans, France [Member]
2023	€ 91
2026	129
2027	85
2028-2032	408
Total	713
Defined Benefit Retirement Indemnity Plans, Japan [Member]
2023	103
2024	75
2025	156
2026	157
2027	72
2028-2032	682
Total	€ 1,246